Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2018 and 2017:

(in thousands)	Estimated useful life (in years)	2018	2017
Land	—	$17,938	$18,188
Buildings and improvements	5-40	322,751	328,938
Machinery and equipment	3-10	306,750	299,175
Computer software	3-7	277,006	243,809
Furniture and office equipment	3-10	109,770	103,257
Construction in progress	—	80,874	65,542
		1,115,089	1,058,909
Less: Accumulated depreciation and amortization		(603,430)	(564,588)
Property, plant and equipment, net		$511,659	$494,321